Derivative financial instruments (Narrative) (Detail) ¥ in Thousands, $ in Millions	12 Months Ended	24 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)
Details of derivative financial instruments [line items]
Material ineffective portion recognized in the profit or loss arising from cash flow hedges		¥ 0
Notional amount	¥ 48,000,000	48,000,000
Derivative financial liabilities	¥ 295,001	295,001		¥ 450,708
Hedge ratio for hedging relationships	1:1
Interest rate swap contract [member]
Details of derivative financial instruments [line items]
Derivative financial liabilities	¥ 181,000	181,000		163,000
TPG and TPSTMWR [member] | Interest rate swap contract [member]
Details of derivative financial instruments [line items]
Notional amount	¥ 700,000	¥ 700,000	$ 142	¥ 4,086,000	$ 929
TPG [member] | Interest rate swap contract [member]
Details of derivative financial instruments [line items]
Original annual floating interest	6-month SOR
TP-STM Water Resources Pte.Ltd. [member]
Details of derivative financial instruments [line items]
Original annual floating interest	3-month SOR